CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 25,289,260	$ 9,283,566
Accounts receivable	95,580
Receivable from sale of common stock	4,625,269
UAV deployment program advance payment	1,845,000
Prepaid expenses and other current assets	1,137,379	115,473
Total current assets	32,992,488	9,399,039
Property and equipment, net	470,586	227,908
Operating lease right-of-use asset	99,610	131,184
Intangible assets	97,668
Deferred offering costs		471,719
Other assets	275,333	106,830
Total assets	33,935,685	10,336,680
Current liabilities:
Accounts payable	204,803	223,236
Accrued expenses and other current liabilities	1,329,493	680,782
Grant advance	178,381	189,200
Deferred revenue	107,121	23,272
Operating lease liability - current	73,453	70,703
Advances received under combined arrangement	793,092
Total current liabilities	2,686,343	1,187,193
Operating lease liability - non-current	38,757	76,273
Total liabilities	2,725,100	1,263,466
Convertible preferred stock, par value $0.00001 per share:
Series A preferred stock: no shares authorized, issued or outstanding as of June 30, 2026; 4,358,597 shares authorized and 3,661,083 shares issued and outstanding as of December 31, 2025		19,013,673
Commitments and contingencies (Note 10)
Shareholders' equity (deficit)
Common stock, $0.00001 par value; 200,000,000 and 25,000,000 shares authorized as of June 30, 2026 and December 31, 2025, respectively; 11,608,117 and 1,410,975 shares issued as of June 30, 2026 and December 31, 2025, respectively; and 11,284,769 and 911,255 shares outstanding as of June 30, 2026 and December 31, 2025, respectively	113	10
Additional paid-in capital	53,397,926	663,514
Accumulated other comprehensive income (loss)	195,502	(4,900)
Accumulated deficit	(22,382,956)	(10,599,083)
Total shareholders' equity (deficit)	31,210,585	(9,940,459)
Total liabilities, convertible preferred stock and shareholders' equity (deficit)	$ 33,935,685	$ 10,336,680